Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 22,288	$ 18,710
Non-current provisions	13,992	17,017
Total provisions	36,280	35,727
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,894	10,764
Non-current provisions	13,934	14,645
Total provisions	24,828	25,409
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	3,144	4,195
Non-current provisions	58	47
Total provisions	3,202	4,242
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	6,250	3,751
Non-current provisions		2,325
Total provisions	6,250	$ 6,076
Provision for Litigation Settlements
Disclosure Of Other Provisions [Line Items]
Current provisions	2,000
Total provisions	$ 2,000